Notes Payable	12 Months Ended
Dec. 31, 2014
Notes Payable
15.	NOTES PAYABLE

In September and October, 2014, Techfaith Beijing, one of the Group’s subsidiaries, entered into two agreements with Bank of Jiangsu to issue two one-year interest free bank acceptances with the total amount of $9,670 to an EMS providers. These bank acceptances were secured by the Group’s deposit of $4,835 held in the designated bank account and a land use right in Beijing with a carrying value of $7,976 as of December 31, 2014. The bank acceptances were also guaranteed by Mr. Defu Dong, the Chairman and Chief Executive Office.